Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000215070 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215070 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215070 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215070 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215070 | Korea (Republic of)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215070 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215070 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215070 | India
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215070 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215070 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215070 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215070 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215070 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215070 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215070 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215070 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215070 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215070 | China
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215070 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000215070 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000215070 | France
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000215070 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215070 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215070 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215070 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215070 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215070 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000215070 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000215070 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000215070 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000215070 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000215077 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215077 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215077 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215077 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215077 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215077 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000215077 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215077 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000215077 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000215078 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000215078 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215078 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215078 | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215078 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215078 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215078 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215078 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215078 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215078 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215078 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215078 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215078 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215078 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215078 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215078 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215078 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215078 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215078 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000215078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000215078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000215078 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000215078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215079 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215079 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215079 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215079 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215079 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215079 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000215079 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215079 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000215079 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000215080 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000215080 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000215080 | India
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000215080 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215080 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215080 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215080 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215080 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215080 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215080 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215080 | China
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215080 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215080 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215080 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215080 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215080 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215080 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215080 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215080 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215080 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215080 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000215080 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215080 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000215080 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215071 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215071 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215071 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215071 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215071 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000215071 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215071 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215071 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000215071 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000215072 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215072 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215072 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215072 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215072 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000215072 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000215072 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000215072 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215072 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000215072 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234764 | United States Treasury Note, 4.25, 2030-01-31
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234764 | United States Treasury Note, 4.75, 2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234764 | Fannie Mae Pool, 4, 2052-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234764 | Fannie Mae Pool, 5.5, 2053-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234764 | Fannie Mae Pool, 3.5, 2052-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234764 | Fannie Mae Pool, 3, 2052-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234764 | Fannie Mae Pool, 5.5, 2054-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234764 | Fannie Mae Pool, 3.0000001, 2052-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234764 | Fannie Mae Pool, 4.5, 2052-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | Fannie Mae Pool, 4.5, 2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234764 | Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234764 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234764 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234764 | Term Loans
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234764 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234764 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000234764 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000234764 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000237524 | 6889106 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000237524 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237524 | 6372480 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237524 | 6005214 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237524 | BLD4QD0 | Haier Smart Home Co. Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237524 | V5633W109 | MakeMyTrip Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237524 | 6772671 | Hanwha Aerospace Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237524 | BNYK8H9 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237524 | B6SR6J5 | Central Pattana PCL
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237524 | BZ0RDZ1 | LIG Nex1 Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237524 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237524 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237524 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000237524 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000237524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000237524 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237525 | 4497749 | KBC Group N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237525 | 0182704 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237525 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237525 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237525 | 5727973 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237525 | 6077019 | Bangkok Bank PCL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237525 | 5120679 | Heidelberg Materials A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237525 | 6597045 | Mitsubishi Electric Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237525 | B1XH026 | Vinci S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237525 | 6390921 | Nomura Research Institute Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237525 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000237525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000237525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000237525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000237525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231861 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231861 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000231861 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231861 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231861 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231861 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231861 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231861 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231861 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231861 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231861 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000231861 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231861 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000231861 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000231861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000231861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249799 | 534187109 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249799 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 32051X108 | First Hawaiian, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 90984P303 | United Community Banks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 011659109 | Alaska Air Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 056525108 | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 724078100 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 783859101 | S&T Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 904708104 | UniFirst Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249799 | 149568107 | Cavco Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249799 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249799 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249799 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249799 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249799 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000249799 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000249799 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000249799 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000249799 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000249799 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249799 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000176086 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.40%